Other Receivables	12 Months Ended
Dec. 31, 2016
Other Receivables [Abstract]
Other Receivables
5.	Other Receivables

In June and July 2016, the Company sold two properties that it acquired through foreclosure. Both original mortgages were from the same borrower and were collateralized by property owned by a relative of the borrower.

The proceeds from the sale of both properties in the aggregate were less than the carrying value of the properties, previously reflected in real estate owned. As of December 31, 2016, the amount due from the borrower was $182,842. Since the value of the collateral is in excess of the $182,842, the Company has reflected this amount as “other receivable” in the accompanying balance sheet as of December 31, 2016. The outstanding balance on the notes continues to accrue interest at the rate of 12% per annum. In addition, the borrower’s obligations are also guaranteed by a third party. The Company sent a demand letter to the guarantor for satisfaction of the obligation but has not yet commenced any legal action against the guarantor.

As of December 31, 2015, other receivables represented a refund which was subsequently received for costs associated with a financing arrangement.